Property and equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 233,310	$ 12,885	$ 102,876	$ 34,828
Research and Development Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets	$ 3,585,478		$ 1,062,496